Financial Instruments (Available-For-Sale Securities At Market Value) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014
Fair Value Disclosures [Abstract]
Available-for-sale Securities, Cost	$ 18.3
Available-for-sale Securities, Gross Unrealized Gains	0.1
Available-for-sale Securities, Gross Unrealized Losses	0
Available-for-sale Securities, Market Value	$ 18.4